Taxes - Schedule of Impacts of Tax Settlement Programs within Statement of Income of 2017 (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [line items]
Cost of sales	$ (61,517)	$ (60,147)	$ (55,417)
Other taxes	(752)	(1,843)	(714)
Finance expenses	(5,790)	(7,395)	$ (6,958)
Special tax settlement programs - PERT [member]
Disclosure Of Income Taxes [line items]
Indexation charges	(22)
Impacts within the statement of income	(1,839)
Non -tax debts settlement program - PRD [member]
Disclosure Of Income Taxes [line items]
Impacts within the statement of income		$ (164)
Withholding income taxes [member]
Disclosure Of Income Taxes [line items]
Impacts within the statement of income	(351)
Tax Settlement Program [member]
Disclosure Of Income Taxes [line items]
Cost of sales	(131)
Other taxes	(883)
Finance expenses	(837)
Income taxes - notice of deficiency	(663)
Total - after reliefs	(2,514)
Impacts of PIS/COFINS on settlement programs	(76)
Income taxes - deductible expenses	391
Other income and expenses - reversal of provision	496
Total	(1,703)
Income taxes - reversal of unused tax losses from 2012 to 2017	(711)
Impacts within the statement of income (before Indexation charges)	(2,414)
Indexation charges	(22)
Impacts within the statement of income	(2,436)
Tax Settlement Program [member] | Tax settlement programs - PRT [member]
Disclosure Of Income Taxes [line items]
Other taxes	(169)
Finance expenses	(249)
Income taxes - notice of deficiency	(98)
Total - after reliefs	(516)
Income taxes - deductible expenses	(51)
Other income and expenses - reversal of provision	485
Total	(82)
Impacts within the statement of income (before Indexation charges)	(82)
Impacts within the statement of income	(82)
Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Income Taxes [line items]
Other taxes	(366)
Finance expenses	(309)
Income taxes - notice of deficiency	(565)
Total - after reliefs	(1,240)
Impacts of PIS/COFINS on settlement programs	(69)
Income taxes - deductible expenses	192
Other income and expenses - reversal of provision	11
Total	(1,106)
Income taxes - reversal of unused tax losses from 2012 to 2017	(711)
Impacts within the statement of income (before Indexation charges)	(1,817)
Indexation charges	(22)
Impacts within the statement of income	(1,839)
Tax Settlement Program [member] | Non -tax debts settlement program - PRD [member]
Disclosure Of Income Taxes [line items]
Cost of sales	(131)
Other taxes	(25)
Finance expenses	(71)
Total - after reliefs	(227)
Impacts of PIS/COFINS on settlement programs	(7)
Income taxes - deductible expenses	70
Total	(164)
Impacts within the statement of income (before Indexation charges)	(164)
Impacts within the statement of income	(164)
Tax Settlement Program [member] | Withholding income taxes [member]
Disclosure Of Income Taxes [line items]
Other taxes	(323)
Finance expenses	(208)
Total - after reliefs	(531)
Income taxes - deductible expenses	180
Total	(351)
Impacts within the statement of income (before Indexation charges)	(351)
Impacts within the statement of income	$ (351)